Schedule of Investments (unaudited)
June 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.5%
AZ-COM MARUWA Holdings Inc.	1,600	$11,328
Mitsui-Soko Holdings Co. Ltd.	2,400	65,445
Nippon Express Holdings Inc.	5,600	112,338
Sankyu Inc.	800	42,911
Senko Group Holdings Co. Ltd.	3,200	43,610
SG Holdings Co. Ltd.	8,800	98,014
Yamato Holdings Co. Ltd.	5,600	74,949
		448,595
Automobile Components — 2.4%
Aisin Corp.	10,400	133,042
Bridgestone Corp.	14,400	588,847
Denso Corp.	48,800	658,570
Koito Manufacturing Co. Ltd.	5,600	66,937
KYB Corp.	800	16,548
NHK Spring Co. Ltd.	4,800	52,265
Nifco Inc./Japan	1,600	37,913
Niterra Co. Ltd.	4,000	132,993
Sumitomo Electric Industries Ltd.	17,600	377,404
Sumitomo Rubber Industries Ltd.	4,800	54,511
Toyo Tire Corp.	3,200	67,779
Toyoda Gosei Co. Ltd.	1,600	31,478
Toyota Boshoku Corp.	2,400	32,719
Yokohama Rubber Co. Ltd. (The)	2,400	65,991
		2,316,997
Automobiles — 3.6%
Honda Motor Co. Ltd.	117,600	1,133,999
Isuzu Motors Ltd.	15,200	192,553
Mazda Motor Corp.	15,200	91,431
Mitsubishi Motors Corp.	19,200	54,287
Subaru Corp.	15,200	263,513
Suzuki Motor Corp.	40,000	482,249
Toyota Motor Corp.	61,620	1,061,280
Yamaha Motor Co. Ltd.	20,800	155,648
		3,434,960
Banks — 6.5%
Chiba Bank Ltd. (The)	15,200	140,474
Concordia Financial Group Ltd.	25,600	166,138
Fukuoka Financial Group Inc.	4,000	106,867
Mebuki Financial Group Inc.	24,000	125,237
Mitsubishi UFJ Financial Group Inc.	123,200	1,679,658
Mizuho Financial Group Inc.	59,250	1,644,775
Resona Holdings Inc.	60,000	554,149
Seven Bank Ltd.	17,600	32,125
Sumitomo Mitsui Financial Group Inc.	55,200	1,389,989
Sumitomo Mitsui Trust Group Inc.	16,808	447,050
		6,286,462
Beverages — 0.9%
Asahi Group Holdings Ltd.	36,800	491,911
Kirin Holdings Co. Ltd.	20,000	280,272
Suntory Beverage & Food Ltd.	3,200	102,334
Takara Holdings Inc.	3,200	26,604
		901,121
Biotechnology — 0.0%
PeptiDream Inc.(a)	2,400	27,371
Takara Bio Inc.	1,600	8,922
		36,293
Broadline Retail — 0.7%
ASKUL Corp.	1,600	17,069
Pan Pacific International Holdings Corp.	10,400	357,708
Security	Shares	Value
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	5,600	$268,569
Seria Co. Ltd.	1,600	29,773
		673,119
Building Products — 1.3%
AGC Inc.	4,800	140,811
Daikin Industries Ltd.	6,400	751,256
Nichias Corp.	1,600	61,222
Sanwa Holdings Corp.	4,800	159,195
Takasago Thermal Engineering Co. Ltd.	800	39,267
TOTO Ltd.	3,200	80,579
		1,232,330
Capital Markets — 1.5%
Daiwa Securities Group Inc.	35,200	249,991
Japan Exchange Group Inc.	28,800	291,745
Monex Group Inc.	4,800	23,575
Nihon M&A Center Holdings Inc.	7,200	36,496
Nomura Holdings Inc.	82,100	541,014
SBI Holdings Inc.	8,000	278,761
		1,421,582
Chemicals — 3.3%
ADEKA Corp.	1,600	30,593
Air Water Inc.	4,800	71,628
Daicel Corp.	5,600	46,946
Fujimi Inc.	1,600	22,644
Fuso Chemical Co. Ltd.	800	21,442
Kansai Paint Co. Ltd.	4,000	54,843
KH Neochem Co. Ltd.	800	14,011
Kuraray Co. Ltd.	7,200	91,557
Mitsubishi Chemical Group Corp.	36,000	189,217
Mitsubishi Gas Chemical Co. Inc.	4,000	61,418
Mitsui Chemicals Inc.	4,800	110,979
Nippon Paint Holdings Co. Ltd.	21,600	173,713
Nippon Sanso Holdings Corp.	4,800	181,639
Nissan Chemical Corp.	2,400	73,194
Nitto Denko Corp.	16,000	308,983
NOF Corp.	5,600	107,311
Shin-Etsu Chemical Co. Ltd.	32,000	1,056,703
Sumitomo Bakelite Co. Ltd.	1,600	46,156
Taiyo Holdings Co. Ltd.	800	39,078
Tokai Carbon Co. Ltd.	4,800	33,903
Tokyo Ohka Kogyo Co. Ltd.	2,400	69,746
Toray Industries Inc.	36,000	246,429
Tosoh Corp.	6,400	93,656
		3,145,789
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	9,600	145,727
Japan Elevator Service Holdings Co. Ltd.	1,600	46,059
Pilot Corp.	800	22,630
Secom Co. Ltd.	10,400	373,619
Sohgo Security Services Co. Ltd.	8,800	61,612
		649,647
Construction & Engineering — 1.1%
COMSYS Holdings Corp.	2,400	55,497
EXEO Group Inc.	4,800	61,106
Hazama Ando Corp.	4,000	40,271
Infroneer Holdings Inc.	4,800	40,271
Kajima Corp.	11,200	292,115
Kandenko Co. Ltd.	3,200	73,860
Kyudenko Corp.	800	33,098
Obayashi Corp.	16,000	242,429
SHO-BOND Holdings Co. Ltd.	800	26,131

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Taisei Corp.	4,000	$232,962
		1,097,740
Consumer Finance — 0.2%
Acom Co. Ltd.	11,200	33,165
AEON Financial Service Co. Ltd.	3,200	28,518
Credit Saison Co. Ltd.	3,200	86,336
Jaccs Co. Ltd.	800	22,242
Marui Group Co. Ltd.	3,200	68,084
		238,345
Consumer Staples Distribution & Retail — 1.8%
Cosmos Pharmaceutical Corp.	1,600	101,543
Create SD Holdings Co. Ltd.	800	17,792
Kobe Bussan Co. Ltd.	4,000	124,222
Kusuri no Aoki Holdings Co. Ltd.	1,600	40,307
Life Corp.	1,600	24,541
MatsukiyoCocokara & Co.	8,800	181,020
Seven & i Holdings Co. Ltd.	57,600	927,090
Sugi Holdings Co. Ltd.	3,200	73,152
Sundrug Co. Ltd.	1,600	50,072
Tsuruha Holdings Inc.	800	62,446
Welcia Holdings Co. Ltd.	2,400	42,287
Yaoko Co. Ltd.	800	52,784
		1,697,256
Diversified Telecommunication Services — 1.6%
Internet Initiative Japan Inc.	2,400	47,385
Nippon Telegraph & Telephone Corp.	1,330,400	1,422,344
U-Next Holdings Co. Ltd.	1,600	25,490
		1,495,219
Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	18,400	227,690
Kansai Electric Power Co. Inc. (The)	24,000	284,636
Kyushu Electric Power Co. Inc.	11,200	100,137
		612,463
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	3,200	147,366
Fujikura Ltd.	5,600	294,590
Mitsubishi Electric Corp.	51,200	1,101,259
		1,543,215
Electronic Equipment, Instruments & Components — 4.2%
Azbil Corp.	13,600	128,964
Canon Marketing Japan Inc.	800	29,312
Citizen Watch Co. Ltd.	4,800	28,449
Daiwabo Holdings Co. Ltd.	2,400	43,140
Dexerials Corp.	4,800	74,182
Furuya Metal Co. Ltd.	800	13,999
Hamamatsu Photonics KK	8,000	97,195
Hirose Electric Co. Ltd.	800	96,558
Horiba Ltd.	800	62,234
Ibiden Co. Ltd.	3,200	140,478
Jeol Ltd.	800	24,344
Kaga Electronics Co. Ltd.	800	15,176
Keyence Corp.	2,844	1,137,111
Kyocera Corp.	30,400	365,115
Macnica Holdings Inc.	4,000	53,664
Maruwa Co. Ltd./Aichi	200	57,324
Meiko Electronics Co. Ltd.	800	37,617
Murata Manufacturing Co. Ltd.	44,000	650,350
Omron Corp.	4,800	129,391
Shimadzu Corp.	7,200	178,005
Taiyo Yuden Co. Ltd.	2,400	42,004
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TDK Corp.	43,200	$504,254
Tokyo Electron Device Ltd.	800	15,687
Yokogawa Electric Corp.	5,600	149,598
		4,074,151
Entertainment — 3.7%
Capcom Co. Ltd.	9,600	327,854
GungHo Online Entertainment Inc.	1,690	32,345
Koei Tecmo Holdings Co. Ltd.	4,080	66,612
Konami Group Corp.	1,800	284,583
Nexon Co. Ltd.	10,400	209,473
Nintendo Co. Ltd.	23,200	2,227,891
Square Enix Holdings Co. Ltd.	2,400	179,518
Toei Animation Co. Ltd.	1,600	36,485
Toho Co. Ltd./Tokyo	3,200	188,787
		3,553,548
Financial Services — 1.1%
Financial Products Group Co. Ltd.	1,600	26,519
Fuyo General Lease Co. Ltd.	1,600	43,269
GMO Payment Gateway Inc.	800	51,743
Mitsubishi HC Capital Inc.	24,800	182,595
Mizuho Leasing Co. Ltd.	3,200	23,743
ORIX Corp.	28,000	631,866
Tokyo Century Corp.	4,000	45,033
Zenkoku Hosho Co. Ltd.	3,200	71,771
		1,076,539
Food Products — 1.7%
Ajinomoto Co. Inc.	22,400	607,559
Calbee Inc.	2,400	45,712
Kikkoman Corp.	16,000	148,413
Kotobuki Spirits Co. Ltd.	3,200	45,645
MEIJI Holdings Co. Ltd.	6,400	141,528
Morinaga & Co. Ltd./Japan	2,400	39,557
Morinaga Milk Industry Co. Ltd.	1,600	35,946
NH Foods Ltd.	2,400	83,115
Nichirei Corp.	4,000	52,320
Nissin Foods Holdings Co. Ltd.	6,400	132,961
Nissui Corp.	7,200	43,751
Toyo Suisan Kaisha Ltd.	2,400	159,521
Yakult Honsha Co. Ltd.	7,200	135,598
		1,671,626
Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	2,400	44,198
Osaka Gas Co. Ltd.	9,600	246,239
Tokyo Gas Co. Ltd.	9,600	319,316
		609,753
Ground Transportation — 0.9%
Central Japan Railway Co.	19,200	429,208
Keikyu Corp.	6,400	66,749
Kintetsu Group Holdings Co. Ltd.	5,600	106,035
Odakyu Electric Railway Co. Ltd.	8,000	93,525
Seibu Holdings Inc.	5,600	200,692
		896,209
Health Care Equipment & Supplies — 2.5%
Asahi Intecc Co. Ltd.	5,600	88,592
Hoya Corp.	9,600	1,140,116
Nakanishi Inc.	2,400	31,537
Nihon Kohden Corp.	4,000	47,604
Olympus Corp.	27,200	323,090
Sysmex Corp.	12,800	222,812

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Terumo Corp.	32,800	$601,941
		2,455,692
Health Care Providers & Services — 0.1%
Amvis Holdings Inc.	800	2,688
BML Inc.	800	18,365
Medipal Holdings Corp.	5,600	90,821
Ship Healthcare Holdings Inc.	1,600	21,535
		133,409
Health Care Technology — 0.1%
M3 Inc.	10,400	142,862
Hotels, Restaurants & Leisure — 1.3%
Food & Life Companies Ltd.	3,200	155,607
McDonald's Holdings Co. Japan Ltd.(b)	3,200	132,359
Oriental Land Co. Ltd./Japan	30,400	700,166
Round One Corp.	4,800	48,992
Zensho Holdings Co. Ltd.	3,200	193,684
		1,230,808
Household Durables — 3.4%
Haseko Corp.	4,000	60,080
Iida Group Holdings Co. Ltd.	4,800	67,614
JVCKenwood Corp.	4,000	32,076
Open House Group Co. Ltd.	1,600	72,356
Panasonic Holdings Corp.	59,200	633,400
Rinnai Corp.	2,400	59,521
Sekisui House Ltd.	14,400	316,934
Sony Group Corp.	72,800	1,892,822
Sumitomo Forestry Co. Ltd.	12,000	121,180
Tama Home Co. Ltd.	800	18,378
		3,274,361
Household Products — 0.3%
Lion Corp.	6,400	66,173
Unicharm Corp.	31,200	225,288
		291,461
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	68,251
Industrial Conglomerates — 2.2%
Hikari Tsushin Inc.	700	206,686
Hitachi Ltd.	59,200	1,720,608
Sekisui Chemical Co. Ltd.	9,600	173,863
		2,101,157
Insurance — 3.7%
Dai-ichi Life Holdings Inc.	89,600	681,193
MS&AD Insurance Group Holdings Inc.	36,000	804,802
Sompo Holdings Inc.	22,400	675,019
Tokio Marine Holdings Inc.	32,800	1,390,098
		3,551,112
Interactive Media & Services — 0.4%
Kakaku.com Inc.	4,000	74,177
LY Corp.	80,000	294,608
		368,785
IT Services — 3.8%
BIPROGY Inc.	1,600	66,898
Dentsu Soken Inc.	800	37,277
Fujitsu Ltd.	46,400	1,125,635
Future Corp.	1,600	23,795
GMO internet group Inc.	1,600	40,006
NEC Corp.	35,200	1,026,961
Nomura Research Institute Ltd.	10,464	418,533
NS Solutions Corp.	1,600	45,221
Security	Shares	Value
IT Services (continued)
NSD Co. Ltd.	1,600	$39,619
Obic Co. Ltd.	8,800	342,188
Otsuka Corp.	5,600	114,080
SCSK Corp.	4,000	120,511
SHIFT Inc.(a)	4,800	58,132
TIS Inc.	5,600	187,654
		3,646,510
Leisure Products — 1.1%
Bandai Namco Holdings Inc.	12,800	458,742
Sankyo Co. Ltd.	5,600	103,649
Sega Sammy Holdings Inc.	4,000	95,744
Shimano Inc.	2,400	347,953
Yamaha Corp.	8,000	57,816
		1,063,904
Machinery — 6.8%
Amada Co. Ltd.	7,200	78,573
Daifuku Co. Ltd.	8,800	226,388
DMG Mori Co. Ltd.	3,200	73,633
Ebara Corp.	10,400	199,448
FANUC Corp.	24,000	651,534
Hitachi Construction Machinery Co. Ltd.	1,600	47,679
Hoshizaki Corp.	3,200	110,266
Komatsu Ltd.	24,800	818,240
Kubota Corp.	25,600	288,689
Makita Corp.	6,400	197,107
Minebea Mitsumi Inc.	8,800	128,689
MISUMI Group Inc.	8,000	106,868
Mitsubishi Heavy Industries Ltd.	88,000	2,202,145
Mitsubishi Logisnext Co. Ltd.	800	10,885
Miura Co. Ltd.	2,400	48,249
Nabtesco Corp.	3,200	57,192
NGK Insulators Ltd.	5,600	70,289
Nomura Micro Science Co. Ltd.	800	14,239
Organo Corp.	800	49,806
SMC Corp.	1,500	537,543
Sumitomo Heavy Industries Ltd.	3,200	65,602
Takeuchi Manufacturing Co. Ltd.	800	25,961
Toyota Industries Corp.	4,000	451,451
Tsugami Corp.	800	10,293
Yaskawa Electric Corp.	5,600	126,634
		6,597,403
Marine Transportation — 0.9%
Iino Kaiun Kaisha Ltd.	1,600	11,220
Kawasaki Kisen Kaisha Ltd.	10,400	147,285
Mitsui OSK Lines Ltd.	9,600	320,638
Nippon Yusen KK	10,400	374,139
		853,282
Media — 0.2%
CyberAgent Inc.	10,400	118,826
Hakuhodo DY Holdings Inc.	5,600	46,387
		165,213
Metals & Mining — 1.2%
ARE Holdings Inc.	2,400	30,004
Daido Steel Co. Ltd.	3,200	22,096
Dowa Holdings Co. Ltd.	1,600	51,749
JFE Holdings Inc.	15,200	176,816
Kobe Steel Ltd.	10,400	113,530
Maruichi Steel Tube Ltd.	1,600	38,612
Mitsui Mining & Smelting Co. Ltd.	1,600	55,786
Nippon Steel Corp.	25,600	484,145
Sumitomo Metal Mining Co. Ltd.	6,400	157,728

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Tokyo Steel Manufacturing Co. Ltd.	1,600	$16,780
Yamato Kogyo Co. Ltd.	800	48,611
		1,195,857
Oil, Gas & Consumable Fuels — 1.0%
Cosmo Energy Holdings Co. Ltd.	1,600	68,492
ENEOS Holdings Inc.	75,200	372,754
Idemitsu Kosan Co. Ltd.	23,200	140,693
Inpex Corp.	20,800	291,973
Itochu Enex Co. Ltd.	1,600	19,162
Iwatani Corp.	4,800	51,001
Japan Petroleum Exploration Co. Ltd.	4,000	28,143
		972,218
Paper & Forest Products — 0.1%
Oji Holdings Corp.	19,200	96,656
Personal Care Products — 0.9%
Kao Corp.	12,000	537,667
Kobayashi Pharmaceutical Co. Ltd.	1,600	59,891
Rohto Pharmaceutical Co. Ltd.	4,800	68,027
Shiseido Co. Ltd.	10,400	185,751
		851,336
Pharmaceuticals — 5.0%
Astellas Pharma Inc.	43,240	423,361
Chugai Pharmaceutical Co. Ltd.	15,200	793,711
Daiichi Sankyo Co. Ltd.	38,409	889,863
Eisai Co. Ltd.	6,400	183,811
Kyowa Kirin Co. Ltd.	5,600	95,857
Nippon Shinyaku Co. Ltd.	1,600	34,917
Ono Pharmaceutical Co. Ltd.	10,400	112,713
Otsuka Holdings Co. Ltd.	12,000	594,951
Shionogi & Co. Ltd.	16,800	302,438
Takeda Pharmaceutical Co. Ltd.	44,800	1,383,109
		4,814,731
Professional Services — 2.1%
BayCurrent Inc.	4,000	205,778
Bell System24 Holdings Inc.	800	7,132
Dip Corp.	800	12,655
JAC Recruitment Co. Ltd.	1,600	11,229
MEITEC Group Holdings Inc.	1,600	35,260
Pasona Group Inc.	800	12,420
Persol Holdings Co. Ltd.	46,400	90,559
Recruit Holdings Co. Ltd.	24,000	1,411,358
SMS Co. Ltd.	1,600	16,413
TechnoPro Holdings Inc.	3,200	93,254
Transcosmos Inc.	800	19,427
UT Group Co. Ltd.	800	13,669
Visional Inc.(a)	800	61,595
		1,990,749
Real Estate Management & Development — 2.7%
Daito Trust Construction Co. Ltd.	1,600	174,269
Daiwa House Industry Co. Ltd.	14,400	494,824
Hulic Co. Ltd.	11,200	112,972
Katitas Co. Ltd.	1,600	27,727
Mitsubishi Estate Co. Ltd.	28,000	524,919
Mitsui Fudosan Co. Ltd.	67,200	650,568
Nomura Real Estate Holdings Inc.	15,200	89,030
Starts Corp. Inc.	800	25,290
Sumitomo Realty & Development Co. Ltd.	8,000	308,955
Tokyo Tatemono Co. Ltd.	4,000	71,188
Tokyu Fudosan Holdings Corp.	15,200	108,622
		2,588,364
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.4%
Advantest Corp.	15,200	$1,126,791
Disco Corp.	2,400	710,984
Ferrotec Holdings Corp.	1,600	33,755
Japan Material Co. Ltd.	1,600	16,350
Lasertec Corp.	2,400	321,746
Mitsui High-Tec Inc.	2,400	11,747
Renesas Electronics Corp.	38,400	475,063
Rohm Co. Ltd.	8,800	112,030
Rorze Corp.	2,400	34,117
SCREEN Holdings Co. Ltd.	2,400	195,147
SUMCO Corp.	9,600	75,249
Tokyo Electron Ltd.	5,600	1,072,452
Tokyo Seimitsu Co. Ltd.	800	53,157
Towa Corp.	1,600	22,303
Ulvac Inc.	800	29,345
		4,290,236
Software — 0.4%
Justsystems Corp.	800	20,474
Oracle Corp./Japan	800	95,352
Rakus Co. Ltd.	2,400	38,470
Systena Corp.	7,200	20,394
Trend Micro Inc./Japan	2,400	165,998
		340,688
Specialty Retail — 2.2%
ABC-Mart Inc.	2,400	49,305
Adastria Co. Ltd.	800	16,541
Fast Retailing Co. Ltd.	3,500	1,200,024
IDOM Inc.	1,600	11,751
Nextage Co. Ltd.	800	9,671
Nitori Holdings Co. Ltd.	1,900	182,875
Nojima Corp.	1,600	34,973
PAL GROUP Holdings Co. Ltd.	800	20,012
Sanrio Co. Ltd.	4,000	193,422
Shimamura Co. Ltd.	1,600	112,266
USS Co. Ltd.	10,400	114,618
Workman Co. Ltd.	800	35,037
ZOZO Inc.	12,000	129,656
		2,110,151
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	6,400	110,403
Canon Inc.	24,800	719,292
FUJIFILM Holdings Corp.	30,400	658,329
MCJ Co. Ltd.	2,400	21,657
Seiko Epson Corp.	6,400	84,113
		1,593,794
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	17,600	448,806
Goldwin Inc.	800	44,988
		493,794
Tobacco — 0.9%
Japan Tobacco Inc.	29,600	871,999
Trading Companies & Distributors — 6.3%
Hanwa Co. Ltd.	800	30,136
Inabata & Co. Ltd.	1,600	35,666
ITOCHU Corp.	25,600	1,340,544
Kanematsu Corp.	2,400	45,675
Marubeni Corp.	43,200	870,836
Mitsubishi Corp.	61,600	1,230,884
Mitsui & Co. Ltd.	52,800	1,076,062
MonotaRO Co. Ltd.	7,200	141,738

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Sojitz Corp.	5,620	$138,103
Sumitomo Corp.	31,200	805,169
Toyota Tsusho Corp.	16,000	362,420
		6,077,233
Wireless Telecommunication Services — 2.5%
KDDI Corp.	70,200	1,205,375
SoftBank Corp.	799,200	1,237,921
		2,443,296
Total Long-Term Investments — 99.3% (Cost: $93,085,459)		95,788,271
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	134,417	134,470
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	30,000	$30,000
Total Short-Term Securities — 0.2% (Cost: $164,470)		164,470
Total Investments — 99.5% (Cost: $93,249,929)		95,952,741
Other Assets Less Liabilities — 0.5%		443,843
Net Assets — 100.0%		$96,396,584

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$226,618	$—	$(92,091)(a)	$(73)	$16	$134,470	134,417	$263 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(10,000)(a)	—	—	30,000	30,000	356	—
				$(73)	$16	$164,470		$619	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	11	09/11/25	$217	$4,414
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® JPX-Nikkei 400 ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$95,788,271	$—	$95,788,271
Short-Term Securities
Money Market Funds	164,470	—	—	164,470
	$164,470	$95,788,271	$—	$95,952,741
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,414	$—	$4,414

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.